OPERATING LEASE - Weighted average remaining lease terms and discount rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING LEASE
Weighted average remaining lease term (years)	10 months 10 days	1 year 1 month 6 days
Weighted average discount rate	4.75%	4.75%
Total operating lease expenses	$ 350,344	$ 596,340	$ 706,123